Report of Independent Registered Public
Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of iShares 0-3 Month Treasury Bond ETF, iShares 10+ Year
Investment Grade Corporate Bond ETF,
iShares 10-20 Year Treasury Bond ETF, iShares 1-3 Year
Treasury Bond ETF,
iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares 25+ Year Treasury STRIPS Bond ETF, iShares 3-
7 Year Treasury Bond ETF,
iShares 5-10 Year Investment Grade Corporate Bond
ETF, iShares 7-10 Year Treasury Bond ETF, iShares Agency Bond ETF, iShares Broad USD
Investment Grade Corporate Bond ETF,
iShares California Muni Bond ETF, iShares Core 10+
Year USD Bond ETF,
iShares Core 5-10 Year USD Bond ETF, iShares Core U.S.
Aggregate Bond ETF,
iShares ESG Advanced Total USD Bond Market ETF, iShares ESG Aware 1-5 Year USD Corporate Bond ETF, iShares ESG Aware U.S. Aggregate Bond ETF, iShares
ESG Aware USD Corporate Bond ETF, iShares
Government/Credit Bond ETF,
iShares High Yield Bond Factor ETF, iShares iBoxx
$ High Yield Corporate Bond ETF,
iShares iBoxx $ Investment Grade Corporate Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares Investment Grade Bond Factor ETF, iShares MBS ETF, iShares National Muni Bond ETF, iShares New York Muni Bond ETF, iShares Short Treasury Bond ETF, iShares Short-Term
National Muni Bond ETF

In planning and performing our audits of the financial statements of the funds listed in Appendix A, (hereafter referred to as the "Funds") as of and for the periods ended February 28, 2021, in accordance with the standards of the Public Company Accounting Oversight
Board (United States) (PCAOB), we considered the
Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.
A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of February 28, 2021.

This report is intended solely for the information and use of the Board of Trustees of iShares Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.



/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 21, 2021

Appendix A

iShares Trust

1.    iShares 0-3 Month Treasury Bond ETF*
2.    iShares 10+ Year Investment Grade Corporate Bond
ETF
3.    iShares 10-20 Year Treasury Bond ETF
4.    iShares 1-3 Year Treasury Bond ETF
5.    iShares 1-5 Year Investment Grade Corporate Bond
ETF
6.    iShares 20+ Year Treasury Bond ETF
7.    iShares 25+ Year Treasury STRIPS Bond ETF**
8.    iShares 3-7 Year Treasury Bond ETF
9.    iShares 5-10 Year Investment Grade Corporate Bond
ETF
10.  iShares 7-10 Year Treasury Bond ETF
11.   iShares Agency Bond ETF
12.   iShares Broad USD Investment Grade Corporate
Bond ETF
13.   iShares California Muni Bond ETF
14.   iShares Core 10+ Year USD Bond ETF
15.   iShares Core 5-10 Year USD Bond ETF
16.   iShares Core U.S. Aggregate Bond ETF
17.   iShares ESG Advanced Total USD Bond Market
ETF***
18.   iShares ESG Aware 1-5 Year USD Corporate Bond
ETF
19.   iShares ESG Aware U.S. Aggregate Bond ETF
20.   iShares ESG Aware USD Corporate Bond ETF
21.   iShares Government/Credit Bond ETF
22.   iShares High Yield Bond Factor ETF
23.   iShares iBoxx $ High Yield Corporate Bond ETF
24.   iShares iBoxx $ Investment Grade Corporate Bond
ETF
25.   iShares Intermediate Government/Credit Bond ETF
26.   iShares Investment Grade Bond Factor ETF
27.   iShares MBS ETF
28.   iShares National Muni Bond ETF
29.   iShares New York Muni Bond ETF
30.   iShares Short Treasury Bond ETF
31.   iShares Short-Term National Muni Bond ETF


* May 26, 2020 (commencement of operations) through
February 28, 2021
** September 22, 2020 (commencement of operations) through February 28, 2021
*** June 23, 2020 (commencement of operations) through February 28, 2021